Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Interest Receviable [Abstract]
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	2015	2014
Securities available for sale	$422	348
Loans receivable	1,832	1,365
	$2,254	1,713